Multi-Manager Growth Strategies Fund
First Quarter Report
June 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Growth Strategies Fund, June 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 15.4%
Diversified Telecommunication Services 0.0%
Iridium Communications, Inc.	16,227	431,963
Entertainment 4.4%
Netflix, Inc.(a)	219,556	148,173,954
Spotify Technology SA(a)	40,275	12,637,892
Walt Disney Co. (The)	475,462	47,208,622
Total		208,020,468
Interactive Media & Services 10.8%
Alphabet, Inc., Class A	855,507	155,830,600
Alphabet, Inc., Class C	502,759	92,216,056
Meta Platforms, Inc., Class A	507,228	255,754,502
Pinterest, Inc., Class A(a)	141,119	6,219,114
Total		510,020,272
Media 0.2%
Trade Desk, Inc. (The), Class A(a)	121,521	11,868,956
Total Communication Services		730,341,659
Consumer Discretionary 15.7%
Automobiles 2.8%
Tesla, Inc.(a)	666,015	131,791,048
Broadline Retail 7.0%
Alibaba Group Holding Ltd., ADR	157,028	11,306,016
Amazon.com, Inc.(a)	1,469,104	283,904,348
Coupang, Inc., Class A(a)	275,776	5,777,507
MercadoLibre, Inc.(a)	8,141	13,378,920
Ollie’s Bargain Outlet Holdings, Inc.(a)	150,742	14,798,342
Total		329,165,133
Diversified Consumer Services 0.1%
Grand Canyon Education, Inc.(a)	44,296	6,197,453
Hotels, Restaurants & Leisure 2.4%
Airbnb, Inc., Class A(a)	18,266	2,769,674
Booking Holdings, Inc.	6,164	24,418,686
Chipotle Mexican Grill, Inc.(a)	243,500	15,255,275
DoorDash, Inc., Class A(a)	80,980	8,809,004
Light & Wonder, Inc.(a)	27,433	2,877,173
Marriott International, Inc., Class A	37,950	9,175,172
Common Stocks (continued)
Issuer	Shares	Value ($)
Starbucks Corp.	368,938	28,721,823
Texas Roadhouse, Inc.	3,475	596,692
Travel + Leisure Co.	5,812	261,424
Yum China Holdings, Inc.	155,191	4,786,091
Yum! Brands, Inc.	129,470	17,149,596
Total		114,820,610
Household Durables 0.4%
D.R. Horton, Inc.	100,740	14,197,288
PulteGroup, Inc.	36,068	3,971,087
TopBuild Corp.(a)	4,413	1,700,197
Total		19,868,572
Specialty Retail 2.6%
AutoZone, Inc.(a)	7,433	22,032,155
Burlington Stores, Inc.(a)	32,369	7,768,560
Carvana Co.(a)	10,362	1,333,797
Dick’s Sporting Goods, Inc.	18,199	3,910,055
Home Depot, Inc. (The)	49,358	16,990,998
O’Reilly Automotive, Inc.(a)	649	685,383
Ross Stores, Inc.	195,191	28,365,156
TJX Companies, Inc. (The)	298,012	32,811,121
Ulta Beauty, Inc.(a)	19,123	7,378,992
Total		121,276,217
Textiles, Apparel & Luxury Goods 0.4%
Deckers Outdoor Corp.(a)	451	436,546
lululemon athletica, Inc.(a)	33,412	9,980,164
NIKE, Inc., Class B	120,749	9,100,852
Total		19,517,562
Total Consumer Discretionary		742,636,595
Consumer Staples 1.8%
Beverages 1.1%
Celsius Holdings, Inc.(a)	163,527	9,335,757
Monster Beverage Corp.(a)	812,215	40,570,139
Total		49,905,896

Multi-Manager Growth Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.7%
Costco Wholesale Corp.	25,799	21,928,892
Target Corp.	73,101	10,821,872
Total		32,750,764
Household Products 0.0%
Kimberly-Clark Corp.	9,823	1,357,538
Total Consumer Staples		84,014,198
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Antero Midstream Corp.	98,917	1,458,037
Cheniere Energy, Inc.	10,926	1,910,192
ConocoPhillips Co.	50,548	5,781,680
Matador Resources Co.	37,718	2,247,993
Targa Resources Corp.	32,557	4,192,690
Viper Energy, Inc.	19,805	743,282
Total		16,333,874
Total Energy		16,333,874
Financials 6.0%
Banks 0.0%
First Citizens BancShares Inc., Class A	1,069	1,799,779
Capital Markets 1.5%
Blackstone, Inc.	51,972	6,434,134
Blue Owl Capital, Inc.	134,721	2,391,298
FactSet Research Systems, Inc.	49,293	20,124,853
KKR & Co., Inc., Class A	98,692	10,386,346
MSCI, Inc.	18,133	8,735,573
SEI Investments Co.	279,915	18,107,701
Tradeweb Markets, Inc., Class A	49,352	5,231,312
Total		71,411,217
Consumer Finance 0.6%
American Express Co.	92,691	21,462,601
SLM Corp.	242,369	5,038,851
Total		26,501,452
Common Stocks (continued)
Issuer	Shares	Value ($)
Financial Services 3.7%
Block, Inc., Class A(a)	293,764	18,944,841
MasterCard, Inc., Class A	115,613	51,003,831
PayPal Holdings, Inc.(a)	219,166	12,718,203
Visa, Inc., Class A	349,422	91,712,792
Total		174,379,667
Insurance 0.2%
Primerica, Inc.	9,587	2,268,092
Progressive Corp. (The)	47,036	9,769,848
Total		12,037,940
Total Financials		286,130,055
Health Care 10.3%
Biotechnology 2.4%
AbbVie, Inc.	34,104	5,849,518
Exelixis, Inc.(a)	29,900	671,853
GRAIL, Inc.(a)	23,431	360,127
Regeneron Pharmaceuticals, Inc.(a)	60,026	63,089,127
Vertex Pharmaceuticals, Inc.(a)	99,246	46,518,585
Total		116,489,210
Health Care Equipment & Supplies 1.3%
Edwards Lifesciences Corp.(a)	45,839	4,234,148
Intuitive Surgical, Inc.(a)	102,462	45,580,221
ResMed, Inc.	53,706	10,280,402
Total		60,094,771
Health Care Providers & Services 0.9%
Chemed Corp.	611	331,517
HCA Healthcare, Inc.	20,144	6,471,864
McKesson Corp.	26,976	15,755,063
UnitedHealth Group, Inc.	44,996	22,914,663
Total		45,473,107
Life Sciences Tools & Services 1.2%
Illumina, Inc.(a)	140,583	14,674,054
Medpace Holdings, Inc.(a)	39,659	16,333,559
Thermo Fisher Scientific, Inc.	44,716	24,727,948
Total		55,735,561
Multi-Manager Growth Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 4.5%
Eli Lilly & Co.	139,050	125,893,089
Merck & Co., Inc.	94,156	11,656,513
Novartis AG, ADR	187,094	19,918,027
Novo Nordisk A/S, ADR	281,254	40,146,196
Roche Holding AG, ADR	428,587	14,865,540
Total		212,479,365
Total Health Care		490,272,014
Industrials 6.9%
Aerospace & Defense 2.5%
Boeing Co. (The)(a)	441,484	80,354,503
BWX Technologies, Inc.	15,768	1,497,960
Lockheed Martin Corp.	44,399	20,738,773
TransDigm Group, Inc.	13,870	17,720,450
Total		120,311,686
Air Freight & Logistics 0.5%
Expeditors International of Washington, Inc.	187,080	23,345,713
Building Products 0.7%
Armstrong World Industries, Inc.	86,697	9,817,568
Trane Technologies PLC	72,359	23,801,046
Total		33,618,614
Commercial Services & Supplies 0.9%
Cintas Corp.	39,125	27,397,673
Waste Management, Inc.	66,595	14,207,377
Total		41,605,050
Construction & Engineering 0.4%
Comfort Systems U.S.A., Inc.	4,578	1,392,262
EMCOR Group, Inc.	21,166	7,727,283
Quanta Services, Inc.	31,110	7,904,740
Total		17,024,285
Electrical Equipment 0.6%
Eaton Corp. PLC	70,728	22,176,764
Vertiv Holdings Co.	83,296	7,210,935
Total		29,387,699
Ground Transportation 0.6%
Uber Technologies, Inc.(a)	355,498	25,837,595
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 0.3%
Allison Transmission Holdings, Inc.	10,499	796,874
Deere & Co.	23,630	8,828,877
Donaldson Co., Inc.	73,230	5,240,339
Total		14,866,090
Professional Services 0.2%
FTI Consulting, Inc.(a)	20,313	4,378,061
Verisk Analytics, Inc.	24,293	6,548,178
Total		10,926,239
Trading Companies & Distributors 0.2%
W.W. Grainger, Inc.	8,502	7,670,844
Total Industrials		324,593,815
Information Technology 40.5%
Communications Equipment 0.8%
Arista Networks, Inc.(a)	91,547	32,085,392
Motorola Solutions, Inc.	22,334	8,622,041
Total		40,707,433
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	203,086	13,681,904
Jabil, Inc.	32,552	3,541,332
Total		17,223,236
IT Services 0.9%
Cloudflare, Inc.(a)	3,121	258,512
MongoDB, Inc.(a)	7,234	1,808,211
Shopify, Inc., Class A(a)	594,458	39,263,951
VeriSign, Inc.(a)	2,450	435,610
Total		41,766,284
Semiconductors & Semiconductor Equipment 16.4%
Advanced Micro Devices, Inc.(a)	173,007	28,063,466
Applied Materials, Inc.	42,667	10,068,985
ASML Holding NV	5,255	5,374,446
Broadcom, Inc.	66,536	106,825,544
KLA Corp.	24,244	19,989,420
Lam Research Corp.	29,797	31,729,335
Monolithic Power Systems, Inc.	3,806	3,127,314
NVIDIA Corp.	3,927,990	485,263,885
Onto Innovation, Inc.(a)	22,740	4,992,794

Multi-Manager Growth Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, June 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
QUALCOMM, Inc.	315,259	62,793,288
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	96,459	16,765,539
Total		774,994,016
Software 16.7%
Adobe, Inc.(a)	35,084	19,490,565
Appfolio, Inc., Class A(a)	18,075	4,420,603
AppLovin Corp.(a)	39,216	3,263,556
Autodesk, Inc.(a)	188,671	46,686,639
Crowdstrike Holdings, Inc., Class A(a)	13,332	5,108,689
Fair Isaac Corp.(a)	4,743	7,060,714
HubSpot, Inc.(a)	12,741	7,514,514
Intuit, Inc.	21,680	14,248,313
Manhattan Associates, Inc.(a)	9,567	2,359,988
Microsoft Corp.	942,444	421,225,346
Oracle Corp.	775,898	109,556,798
Palantir Technologies, Inc., Class A(a)	131,963	3,342,623
Palo Alto Networks, Inc.(a)	23,527	7,975,888
Pegasystems, Inc.	47,726	2,888,855
Salesforce, Inc.	268,316	68,984,044
ServiceNow, Inc.(a)	37,156	29,229,510
Smartsheet, Inc., Class A(a)	121,169	5,341,129
Synopsys, Inc.(a)	30,207	17,974,977
Workday, Inc., Class A(a)	76,762	17,160,913
Total		793,833,664
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	1,094,814	230,589,725
NetApp, Inc.	153,982	19,832,881
Pure Storage, Inc., Class A(a)	21,808	1,400,292
Total		251,822,898
Total Information Technology		1,920,347,531
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.6%
Chemicals 0.1%
Ecolab, Inc.	10,043	2,390,234
Construction Materials 0.2%
Eagle Materials, Inc.	45,623	9,921,178
Metals & Mining 0.3%
Freeport-McMoRan, Inc.	102,295	4,971,537
Southern Copper Corp.	89,760	9,670,742
Total		14,642,279
Total Materials		26,953,691
Real Estate 0.1%
Retail REITs 0.1%
Simon Property Group, Inc.	21,045	3,194,631
Total Real Estate		3,194,631
Utilities 0.0%
Independent Power and Renewable Electricity Producers 0.0%
Vistra Corp.	6,396	549,928
Total Utilities		549,928
Total Common Stocks (Cost $2,918,318,748)		4,625,367,991

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(b),(c)	111,864,907	111,831,348
Total Money Market Funds (Cost $111,840,276)		111,831,348
Total Investments in Securities (Cost: $3,030,159,024)		4,737,199,339
Other Assets & Liabilities, Net		(366,222)
Net Assets		4,736,833,117
Multi-Manager Growth Strategies Fund  | 2024

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, June 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	118,727,983	191,543,631	(198,430,558)	(9,708)	111,831,348	(4,999)	1,580,309	111,864,907
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Multi-Manager Growth Strategies Fund  | 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT117_03_P01_(08/24)